BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (107.1%)
	Arizona (0.4%)
$3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300%	$2,706,474
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	206,920
	Total Arizona			2,913,394

	California (9.2%)
3,750,000	Allan Hancock Joint Community College District, General Obligation Bonds	08/01/42	0.000	3,015,833
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	905,498
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/28	0.000	885,409
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,756,653
3,195,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[1]	09/01/30	0.000	2,482,940
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	1,196,126
1,100,000	California State Public Works Board, Revenue Bonds[4]	08/01/25	5.000	1,195,802
1,470,000	California State Public Works Board, Revenue Bonds[4]	08/01/26	5.000	1,636,810
2,400,000	California State Public Works Board, Revenue Bonds[4]	08/01/29	5.000	2,815,946
2,785,000	California State Public Works Board, Revenue Bonds[4]	08/01/30	5.000	3,308,677
2,560,000	California State Public Works Board, Revenue Bonds[4]	08/01/31	5.000	3,074,101
2,000,000	Center Unified School District, General Obligation Bonds, BAM[1]	08/01/31	0.000	1,530,468
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	718,996
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[1]	02/01/34	0.000	675,403
1,450,000	Chino Valley Unified School District, General Obligation Bonds[1]	08/01/34	0.000	934,102
2,200,000	Chino Valley Unified School District, General Obligation Bonds[1]	08/01/35	0.000	1,346,779
1,015,000	Downey Unified School District, General Obligation Bonds[1]	08/01/33	0.000	709,344
1,000,000	Downey Unified School District, General Obligation Bonds[1]	08/01/35	0.000	638,844
2,000,000	Glendale Community College District, General Obligation Bonds[1]	08/01/32	0.000	1,427,579
2,500,000	Glendale Community College District, General Obligation Bonds[1]	08/01/33	0.000	1,702,393
3,350,000	Glendale Community College District, General Obligation Bonds[1]	08/01/35	0.000	2,075,545
5,240,000	Glendale Community College District, General Obligation Bonds[1]	08/01/36	0.000	3,094,334
1,900,000	Glendale Community College District, General Obligation Bonds	08/01/37	0.000	1,066,327
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC	07/15/30	0.000	801,958
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	998,016
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/27	0.000	1,454,760
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[1]	08/01/30	0.000	869,415
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	731,058
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[3]	11/15/27	2.396	716,887
2,790,000	Long Beach Community College District, General Obligation Bonds, AGM[1]	06/01/30	0.000	2,238,272
1,255,000	Mount Diablo Unified School District, General Obligation Bonds	08/01/36	4.000	1,323,597
8,365,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[3]	07/01/27	2.246	8,127,103
1,725,000	Oak Grove School District, General Obligation Bonds	08/01/31	0.000	1,285,648
1,030,000	Oak Grove School District, General Obligation Bonds	08/01/32	0.000	762,710
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[1]	08/01/28	0.000	887,599
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[1]	08/01/36	0.000	799,527
975,000	Placer Union High School District, General Obligation Bonds, AGM[1]	08/01/30	0.000	771,537

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[1]	08/01/30	0.000%	$623,021
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[1]	08/01/33	0.000	698,269
1,385,000	Rowland Unified School District, General Obligation Bonds[1]	08/01/33	0.000	854,281
2,415,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/34	0.000	1,544,604
3,000,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/37	0.000	1,662,070
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	956,662
1,120,000	Santa Rita Union School District, General Obligation Bonds, AGM[1]	08/01/33	0.000	767,517
2,540,000	State of California, General Obligation Bonds	12/01/32	2.850	2,540,561
1,040,000	Windsor Unified School District, General Obligation Bonds[1]	08/01/33	0.000	711,264
	Total California			70,320,245

	Colorado (0.5%)
764,760	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	775,206
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/25	0.000	1,754,569
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/27	0.000	1,517,828
	Total Colorado			4,047,603

	Connecticut (3.3%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	153,725
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	417,843
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	371,153
2,290,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	2,335,892
2,620,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	2,701,429
2,105,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/45	3.500	2,132,185
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/35	0.375	3,666,284
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,3]	07/01/49	1.100	9,699,793
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[3]	03/01/25	2.320	1,015,021
1,345,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	1,412,335
1,085,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	1,123,147
	Total Connecticut			25,028,807

	District of Columbia (1.2%)
3,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/28	5.000	3,402,698
2,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/29	5.000	2,282,965
3,055,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	3,520,317
	Total District of Columbia			9,205,980

	Florida (4.3%)
5,250,000	City of Jacksonville, Revenue Bonds	10/01/29	5.000	6,179,036

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (continued)
$3,350,000	City of Jacksonville, Revenue Bonds	10/01/30	5.000%	$3,991,745
2,600,000	City of Jacksonville, Revenue Bonds	10/01/31	5.000	3,127,317
2,660,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	2,968,710
1,600,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	1,800,618
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,077,653
1,070,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,094,812
3,320,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	3,416,865
3,315,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/50	4.000	3,408,048
1,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	1,156,262
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,163,526
300,000	Hillsborough County Industrial Development Authority, Revenue Bonds[3,5]	08/01/22	1.500	300,000
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	1,957,128
	Total Florida			32,641,720

	Georgia (3.2%)
5,000,000	Development Authority of Burke County, Revenue Bonds[2,3]	01/01/40	1.500	4,841,665
1,200,000	Development Authority of Burke County, Revenue Bonds[2,3]	11/01/45	3.000	1,202,489
2,715,000	Development Authority of Burke County, Revenue Bonds[2,3]	11/01/45	3.250	2,749,632
650,000	Development Authority of Burke County, Revenue Bonds[2,3]	12/01/49	1.700	634,601
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	367,647
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,378,128
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	884,154
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,111,435
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,026,847
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,261,937
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,090,522
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	542,015
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,713,606
3,850,000	Monroe County Development Authority, Revenue Bonds[2,3]	01/01/39	1.500	3,728,082
	Total Georgia			24,532,760

	Hawaii (1.3%)
2,250,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/23	5.000	2,346,041
4,345,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/28	5.000	5,085,629
2,000,000	City & County of Honolulu, General Obligation Bonds[4]	11/01/29	5.000	2,375,448
	Total Hawaii			9,807,118

	Idaho (0.9%)
6,500,000	Idaho Health Facilities Authority, Revenue Bonds[3,5]	08/01/22	1.960	6,500,000
	Total Idaho			6,500,000

	Illinois (3.4%)
5,000,000	Illinois Finance Authority, Revenue Bonds[3,5]	08/01/22	1.620	5,000,000
3,130,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,085,261
1,340,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,538,948
2,090,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,374,998

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$1,000,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000%	$1,082,256
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,496,989
1,000,000	Illinois State Toll Highway Authority, Revenue Bonds	01/01/29	5.000	1,166,051
2,135,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000	2,399,674
985,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,082,383
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,714,994
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	948,742
	Total Illinois			25,890,296

	Indiana (2.7%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[3]	10/15/22	2.653	1,661,646
3,700,000	Indiana Finance Authority, Revenue Bonds[3,5]	08/01/22	1.820	3,700,000
2,000,000	Indiana Finance Authority, Revenue Bonds[2,3]	12/01/58	2.250	2,004,284
3,160,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	3,230,025
1,975,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	1,989,687
7,000,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	7,528,964
	Total Indiana			20,114,606

	Iowa (1.5%)
2,020,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/30	1.800	1,878,719
310,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	315,010
460,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	467,746
3,420,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	3,496,199
5,435,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	5,398,154
	Total Iowa			11,555,828

	Kentucky (2.1%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,613,184
5,355,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	5,502,944
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[3]	08/01/52	2.728	6,105,485
	Total Kentucky			16,221,613

	Maryland (1.4%)
1,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/23	5.000	1,037,535
2,000,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/26	5.000	2,233,363
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/27	5.000	2,563,889
2,250,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/28	5.000	2,603,581
2,125,000	State of Maryland Department of Transportation, Revenue Bonds[4]	12/01/29	5.000	2,496,214
	Total Maryland			10,934,582

	Massachusetts (1.8%)
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer
	Price Index + 0.990%)[3]	08/01/23	5.990	5,105,101
1,180,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/35	4.000	1,206,825

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (continued)
$6,250,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.600%)[3,6]	07/01/49	1.930%	$6,206,180
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	363,177
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	477,840
500,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/37	4.150	511,791
	Total Massachusetts			13,870,914

	Michigan (2.1%)
65,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	68,813
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	371,716
4,935,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	5,718,693
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,862,194
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,809,324
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,318,608
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,465,866
	Total Michigan			15,615,214

	Minnesota (4.7%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/32	0.000	1,039,509
3,420,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/34	0.000	2,330,864
2,770,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/35	0.000	1,804,466
2,000,000	Becker Independent School District No 726, General Obligation Bonds[1]	02/01/36	0.000	1,248,270
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/31	0.000	957,756
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/32	0.000	737,162
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[1]	02/01/33	0.000	692,283
740,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	709,785
1,445,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,332,172
1,945,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/31	2.200	1,787,353
759,896	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	739,001
594,951	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	593,633
1,649,701	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,639,220
693,089	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	682,948
3,790,143	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	3,637,996
945,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	965,188
1,925,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.000	1,923,834

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[1]	02/01/33	0.000%	$702,082
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[1]	02/01/28	0.000	5,769,235
5,155,000	Shakopee Independent School District No 720, General ObligationBonds[1]	02/01/29	0.000	4,312,291
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,012,035
	Total Minnesota			35,617,083

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[2,3]	03/01/27	2.200	987,201
	Total Mississippi			987,201

	Missouri (0.4%)
3,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	3,216,746
	Total Missouri			3,216,746

	Montana (0.9%)
915,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	935,926
2,295,000	Montana Board of Housing, Revenue Bonds	12/01/51	3.000	2,290,221
2,000,000	Montana Board of Housing, Revenue Bonds	06/01/52	3.000	1,989,396
1,620,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,755,376
	Total Montana			6,970,919

	Nebraska (2.9%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,521,686
3,060,000	Central Plains Energy Project, Revenue Bonds[2,3]	03/01/50	5.000	3,155,588
10,000,000	Central Plains Energy Project, Revenue Bonds[2,3]	05/01/53	5.000	10,766,604
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC,FNMA, GNMA	03/01/29	1.950	1,630,768
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC,FNMA, GNMA	03/01/33	1.950	1,496,190
2,340,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC,FNMA, GNMA	09/01/49	4.000	2,392,373
	Total Nebraska			21,963,209

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,003,949
	Total New Hampshire			1,003,949

	New Jersey (5.0%)
2,835,000	Eastern Camden County Regional School District Board of Education, General Obligation Bonds	08/15/24	1.000	2,761,923
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMAMunicipal Swap Index Yield + 1.550%)[3]	09/01/27	2.880	3,832,990

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[3]	03/01/28	2.930%	$5,104,375
3,525,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	3,123,435
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/28	0.000	1,134,097
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/30	5.000	7,926,466
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	3,328,025
11,325,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/31	0.000	8,180,673
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,183,022
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,648,466
	Total New Jersey			38,223,472

	New Mexico (0.5%)
1,205,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,236,367
2,675,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	2,716,169
	Total New Mexico			3,952,536

	New York (6.9%)
5,400,000	City of New York, General Obligation Bonds[3,5]	08/01/22	1.890	5,400,000
3,360,000	City of New York, General Obligation Bonds	08/01/37	4.000	3,479,545
2,000,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[3]	11/01/30	1.698	1,994,283
9,760,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[3]	11/01/35	1.858	9,528,608
1,300,000	New York City Municipal Water Finance Authority, Revenue Bonds[3,5]	08/01/22	1.890	1,300,000
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[3,5]	08/01/22	1.890	2,000,000
4,300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[3,5]	08/01/22	1.890	4,300,000
4,400,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[3,5]	08/01/22	1.890	4,400,000
750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/38	4.000	773,913
3,055,000	New York State Dormitory Authority, Revenue Bonds	03/15/35	4.000	3,214,247
3,440,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/31	5.000	3,988,412
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	5,106,623
3,315,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[3]	01/01/32	1.405	3,249,694
865,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1]	11/15/32	0.000	619,444
4,755,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1]	05/15/33	0.000	3,362,163
	Total New York			52,716,932

	North Carolina (2.7%)
3,400,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[3,5]	08/08/22	1.870	3,400,000
3,700,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds	01/15/37	4.000	3,761,244

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Carolina (continued)
$520,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800%	$521,760
1,570,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100	1,450,842
4,675,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/48	4.000	4,791,294
4,165,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	4,281,297
2,375,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,445,398
	Total North Carolina			20,651,835

	North Dakota (1.5%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	930,730
1,985,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	1,915,365
1,015,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	1,046,516
3,435,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	3,547,827
3,500,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	3,632,161
	Total North Dakota			11,072,599

	Ohio (3.2%)
1,090,000	Miami University of Oxford, Revenue Bonds	09/01/29	5.000	1,273,640
700,000	Miami University of Oxford, Revenue Bonds	09/01/31	5.000	836,765
1,470,000	Miami University of Oxford, Revenue Bonds	09/01/32	5.000	1,743,580
6,000,000	Ohio Air Quality Development Authority, Revenue Bonds[2,3]	11/01/39	4.250	6,184,751
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/29	5.000	2,307,303
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/30	5.000	2,339,685
2,550,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/31	5.000	3,019,767
2,000,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[4]	02/15/32	5.000	2,386,251
2,150,000	State of Ohio, General Obligation Bonds	03/01/34	5.000	2,569,488
500,000	State of Ohio, Revenue Bonds[3,5]	08/01/22	1.950	500,000
1,000,000	State of Ohio, Revenue Bonds	01/01/36	4.000	1,028,393
	Total Ohio			24,189,623

	Oklahoma (0.8%)
3,350,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,444,031
2,865,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,886,848
	Total Oklahoma			6,330,879

	Oregon (3.8%)
7,600,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[1]	06/15/35	0.000	4,879,494
1,020,000	Clackamas County School District No 115, General Obligation Bonds[1]	06/15/27	0.000	911,553
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,480,287
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[1]	06/15/32	0.000	1,053,864

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/26	0.000%	$1,370,282
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/27	0.000	4,440,532
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/28	0.000	1,290,268
2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/28	0.000	2,352,996
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/31	0.000	798,386
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/33	0.000	700,960
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/35	0.000	669,235
1,500,000	State of Oregon, General Obligation Bonds	05/01/30	5.000	1,802,770
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[1]	06/15/32	0.000	3,671,712
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[1]	06/15/33	0.000	1,484,826
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/31	0.000	1,127,555
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/33	0.000	723,316
	Total Oregon			28,758,036

	Other Territory (0.2%)
1,840,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	1,756,438
	Total Other Territory			1,756,438

	Pennsylvania (4.2%)
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	86,182
5,780,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[3]	07/01/31	1.375	5,567,109
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,001,343
10,000	Pennsbury School District, General Obligation Bonds	08/01/27	4.000	10,938
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue
	Bonds[2,3]	08/01/37	0.580	10,137,944
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,841,677
1,090,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	1,242,277
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,672,473
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,443,464
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	6,904,934
	Total Pennsylvania			31,908,341

	South Carolina (1.1%)
870,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	827,395
7,500,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/52	4.000	7,782,985
	Total South Carolina			8,610,380

	South Dakota (2.5%)
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,515,963

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (continued)
$215,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000%	$216,976
1,660,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	1,676,749
1,920,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,991,146
2,780,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,857,755
5,035,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,139,052
5,000,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	5,417,828
	Total South Dakota			18,815,469

	Tennessee (1.7%)
4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds	04/01/29	0.000	3,740,997
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[1]	04/01/33	0.000	1,166,454
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[1]	04/01/35	0.000	1,806,602
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,093,805
1,915,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	1,931,013
3,000,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	3,250,582
	Total Tennessee			12,989,453

	Texas (18.5%)
1,000,000	Alvarado Independent School District, General Obligation Bonds[4]	02/15/36	4.000	1,050,263
1,000,000	Alvarado Independent School District, General Obligation Bonds[4]	02/15/37	4.000	1,045,540
1,350,000	Belton Independent School District, General Obligation Bonds	02/15/38	4.000	1,403,163
1,395,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/31	5.000	1,616,370
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,178,431
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,259,194
3,820,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/28	5.000	4,292,953
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[2,3]	02/01/48	2.750	501,823
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[2,3]	02/01/49	2.000	7,766,440
450,000	Crandall Independent School District, General Obligation Bonds[1]	08/15/26	0.000	409,328
140,000	Crandall Independent School District, General Obligation Bonds[1]	08/15/27	0.000	123,752
4,330,000	Fort Bend Independent School District, General Obligation Bonds[2,3]	08/01/51	0.720	4,052,894
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[2,3]	02/15/35	0.600	1,638,961
2,000,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	10/01/37	4.000	2,045,101
5,570,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds[2,3]	06/01/50	5.000	6,339,589
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,134,317
3,455,000	Leander Independent School District, General Obligation Bonds[1]	08/15/29	0.000	2,617,089
3,380,000	Little Elm Independent School District, General Obligation Bonds[2,3]	08/15/48	0.680	3,241,559
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,111,008
3,400,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	3,663,161
6,250,000	Medina Valley Independent School District, General Obligation Bonds[2,3]	02/15/51	0.820	5,862,181
7,800,000	Northside Independent School District, General Obligation Bonds[2,3]	06/01/50	0.700	7,479,773
5,000,000	Northside Independent School District, General Obligation Bonds[2,3]	06/01/52	2.000	4,862,769
3,955,000	State of Texas, General Obligation Bonds	08/01/30	4.500	4,447,194

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$3,000,000	State of Texas, General Obligation Bonds	08/01/31	5.000%	$3,593,470
3,597,518	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	3,515,105
950,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	817,203
2,170,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,807,310
10,377,789	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	10,164,037
1,095,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,132,604
2,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/51	3.500	2,034,327
10,360,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[3]	12/15/26	1.925	10,160,381
10,095,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	10,911,545
3,765,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[3]	09/15/27	1.880	3,701,379
12,255,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	1.897	11,859,676
11,920,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[3]	09/15/27	2.095	11,581,994
	Total Texas			140,421,884

	Utah (0.7%)
2,260,000	Utah State Building Ownership Authority, Revenue Bonds	05/15/33	5.000	2,687,309
2,300,000	Utah State Building Ownership Authority, Revenue Bonds	05/15/35	5.000	2,706,764
	Total Utah			5,394,073

	Virginia (2.3%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,507,079
1,445,000	Virginia Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/31	1.900	1,291,324
3,525,000	Virginia Public Building Authority, Revenue Bonds	08/01/37	4.000	3,718,842
1,305,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,465,957
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[2,3]	10/01/40	0.750	8,280,263
	Total Virginia			17,263,465

	Washington (0.9%)
2,900,000	County of King, General Obligation Bonds[3,5]	08/01/22	1.890	2,900,000
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	429,640
1,150,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,291,367
1,345,000	State of Washington, General Obligation Bonds, NPFG[1]	06/01/30	0.000	1,081,526
50,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	50,199

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (continued)
$830,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000%	$839,079
	Total Washington			6,591,811

	Wisconsin (1.7%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	310,995
7,000,000	State of Wisconsin, General Obligation Bonds[4]	05/01/27	5.000	7,756,604
1,650,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[3,5]	08/01/22	1.820	1,650,000
3,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/36	4.000	3,047,802
	Total Wisconsin			12,765,401

	Wyoming (0.5%)
2,320,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	2,381,169
1,365,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,364,914
	Total Wyoming			3,746,083
	Total Municipal Bonds (Cost $831,297,681)			815,118,497
	SHORT-TERM MUNICIPAL BONDS (0.0%)
	Pennsylvania (0.0%)
315,000	Pennsbury School District, General Obligation Bonds	08/01/22	4.000	315,000
	Total Pennsylvania			315,000

	Total Short-term Municipal Bonds (Cost $315,000)			315,000

TOTAL INVESTMENTS (Identified cost $831,612,681)[7]			107.1%	$815,433,497
LIABILITIES IN EXCESS OF OTHER ASSETS			(7.1)%	(54,312,824)
NET ASSETS			100.00%	$761,120,673

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2022 coupon or interest rate.
[4]	Represent a security purchased on a when-issued basis.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2022.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2022 was $6,206,180 or 0.8% of net assets.
[7]	The aggregate cost for federal income tax purposes is $831,612,681, the aggregate gross unrealized appreciation is $7,375,117 and the aggregate gross unrealized depreciation is $23,554,301, resulting in net unrealized depreciation of $16,179,184.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of’ July 31, 2021
Municipal Bonds	$–	$815,118,497	$–	$815,118,497
Short-term Municipal Bonds*	–	315,000	–	315,000
Total Investment, at value	$–	$815,433,497	$–	$815,433,497

* For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.